UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23354

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CPG VINTAGE ACCESS FUND II, LLC
(Exact name of registrant as specified in charter)

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125 W. 55th Street
New York, New York 10019
(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
125 W. 55th Street
New York, New York 10019
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

CPG Vintage Access Fund II, LLC

Financial Statements

For the Period Ended September 30, 2023
(Unaudited)

CPG Vintage Access Fund II, LLC Table of Contents (Unaudited) For the Period Ended September 30, 2023

CPG Vintage Access Fund II, LLC Schedule of Investments (Unaudited) September 30, 2023
Investment Funds — 99.47%^	Geographic Region	Financing Stage†	Original Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Adams Street – PE Co-Inv (SI) Fund L.P.[a,b,c]	Global	Buyout	12/1/2019	$14,616,000	$18,120,894	7.77%
Cowen Healthcare Investments III, L.P.[a,c]	North America	Growth Equity & Venture Capital	9/4/2019	11,209,560	8,541,615	3.67%
CVC Credit Partners Global Special Situations Fund IIa,c	North America	Private Credit	12/1/2018	14,539,532	17,852,352	7.66%
Elliott Intermediate Co-Investment II L.P.[a,c]	North America	Buyout	8/1/2019	10,881,124	9,773,972	4.19%
EW Healthcare Partners Fund 2, L.P.[a,b,c]	North America	Growth Equity & Venture Capital	7/24/2019	12,258,518	11,981,098	5.14%
HarbourVest Partners Co-Investment Fund V L.P.[a,b,c]	North America	Buyout	7/1/2019	13,596,336	23,968,012	10.28%
KKR Next Generation Technology Growth Fund IIa,c	North America	Growth Equity & Venture Capital	6/1/2019	17,542,712	22,599,770	9.70%
Medalist Partners Opportunity Fund II Offshore Feeder, L.P.[a]	North America	Private Credit	3/1/2019	13,572,699	17,563,726	7.54%
NB Select Opportunities Fund II LPa,c	North America	Buyout	12/1/2018	8,624,326	23,110,243	9.91%
North Haven Capital Partners VII L.P.[a,c]	North America	Buyout	8/1/2020	14,591,474	21,662,647	9.29%
North Haven Private Equity Asia V, L.P.[a,c]	Asia/Pacific	Buyout	12/1/2018	14,200,762	16,695,146	7.16%
Oaktree Special Situations Fund II, L.P.[a,b,c]	North America	Private Credit	2/1/2019	10,774,485	21,079,932	9.04%
The Varde Fund XIII (A) (Feeder), L.P.[a,b,c]	Global	Private Credit	11/1/2019	15,114,971	18,914,785	8.12%
Total Investment Funds				$171,522,499	$231,864,192

Short-Term Investments — 1.19%
UMB Demand Deposit, 5.18%ᵈ (Principal amount $2,763,077)				$2,763,077	$2,763,077	1.19%
Total Short-Term Investments				$2,763,077	$2,763,077

Total Investments — 100.66%				174,285,576	234,627,269
Liabilities in excess of other assets — (0.66%)					(1,530,328)
Net Assets — 100%					$233,096,941

^    Percentages are based on net assets as of September 30, 2023

†    See Note 3 in the accompanying Notes to the Financial Statements.

a    Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. Total fair value of restricted securities amount to $231,864,192, which represents approximately 99.47% of net assets as of September 30, 2023.

b    Non-income producing security.

c    The Fund held unfunded commitments in the investments as of September 30, 2023 (see Note 3 in the accompanying Notes to the Financial Statements).

d    The rate is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC Statement of Assets and Liabilities (Unaudited) September 30, 2023
Assets
Investments at fair value (cost $174,285,576)	$234,627,269
Cash	24,105
Interest receivable	15,861
Capital contributions receivable	10,020
Prepaid expenses and other assets	20,978
Total Assets	234,698,233

Liabilities
Distribution and servicing fees payable	1,115,472
Payable to Adviser	363,988
Professional fees payable	53,750
Line of credit fees payable	41,232
Directors and Officers fees payable	21,878
Accounting and administration fees payable	967
Other liabilities	4,005
Total liabilities	1,601,292
Net Assets	$233,096,941

Composition of Net Assets
Paid-in capital	$174,398,429
Make-up fee	1,535,630
Total distributable earnings	57,162,882
Net Assets	$233,096,941

Units of Limited Liability Company Interests Outstanding (unlimited number of units authorized)	17,229,351
Net Asset Value per Unit	$13.53

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC Statement of Operations (Unaudited) For the Period Ended September 30, 2023
Investment income
Income from Investment Funds	$90,000
Other income	70,082
160,082

Expenses
Distribution and servicing fees	839,691
Management fees	727,732
Accounting and administration fees	241,373
Line of credit fees	153,821
Professional fees	100,325
Directors’ and Officer fees	52,500
Other expenses	35,792
Total Expenses	2,151,234

Net Investment Loss	(1,991,152)

Net Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain distributions received from Investment Funds	6,683,973
Net change in unrealized appreciation on Investment Funds	8,074,824
Net Realized Gain and Change in Unrealized Appreciation on Investments	14,758,797
Net Increase in Net Assets Resulting from Operations	$12,767,645

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC Statements of Changes in Net Assets
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Changes in Net Assets Resulting from Operations
Net investment loss	$(1,991,152)	$(3,998,518)
Net realized gain on Investment Funds	6,683,973	5,572,498
Net change in unrealized appreciation/(depreciation) on Investment Funds	8,074,824	(681,257)
Net Change in Net Assets Resulting from Operations	12,767,645	892,723

Distributions to unit holders
Distributions	—	(24,885,788)
Net Change in Net Assets from Distributions	—	(24,885,788)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	4,474,854	26,854,622
Net Change in Net Assets Resulting from Capital Transactions	4,474,854	26,854,622

Total Net Increase (Decrease) in Net Assets	17,242,499	2,861,557

Net Assets
Beginning of year/period	215,854,442	212,992,885
End of year/period	$233,096,941	$215,854,442

Units Transactions
Units sold	349,926	2,219,146
Net change in units	349,926	2,219,146

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC Statement of Cash Flows (Unaudited) For the Period Ended September 30, 2023
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$12,767,645
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain distributions received from Investment funds	(6,683,973)
Net change in unrealized depreciation on Investment Funds	(8,074,824)
Capital called by Investment Funds	(9,998,864)
Capital distributions received from Investment Funds	14,871,996
Purchases of short-term investments, net	(2,763,077)
Decrease/(Increase) in Assets:
Interest receivable	(15,861)
Prepaid expenses and other assets	32,079
Increase/(Decrease) in Liabilities:
Payable to Adviser	(363,744)
Directors and Officers fees payable	7,500
Line of credit fees payable	(78,968)
Distribution and servicing fee payable	(6,994)
Professional fees payable	(35,892)
Payable for investments purchased, not yet settled	(810,000)
Other liabilities	(6,516)
Net Cash Used In Operating Activities	(1,159,492)

Cash Flows from Financing Activities:
Payments for line of credit	(9,100,000)
Borrowings from line of credit	4,000,000
Proceeds from capital contributions, net of change in contribution receivable	4,511,196
Net cash used for financing activities	(588,804)

Net change in cash	(1,748,296)
Cash at beginning of year/period	1,772,401
Cash at end of year/period	$24,105

Supplemental disclosure of interest expense paid	$82,623

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC Financial Highlights
	For the Period Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	Period from November 9, 2018* to March 31, 2019
Per unit operating performances:
Net asset value per unit, beginning of period	$12.79		$14.53	$11.69	$8.41	$9.52	$10.00
Activity from investment operations:(1)
Net investment gain/(loss)	0.01		0.16	0.15	0.02	(0.08)	(0.40)
Net realized and unrealized gain/(loss) on investments	0.73		(0.21)	3.67	3.26	(1.35)	(0.22)
Total from investment operations	0.74		(0.05)	3.82	3.28	(1.43)	(0.62)

Activity from capital transactions
Distributions to unit holders from net realized gains	0.00		(1.69)	(0.98)	0.00	0.00	0.00
Proceeds from make-up fees	0.00		0.00	0.00	0.00	0.32	0.14
	0.00		(1.69)	(0.98)	0.00	0.32	0.14

Net Asset Value, end of period	$13.53		$12.79	$14.53	$11.69	$8.41	$9.52

Net Assets, end of period (in thousands)	$233,097		$215,854	$212,993	$136,096	$59,572	$20,913

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment loss(2)	(1.77	)%(3)	(1.91)%	(2.25)%	(4.56)%	(6.92)%	(12.70	)%(3)
Net loss excluding line of credit related expenses(2)	(1.70	)%(3)	(1.84)%	(2.03)%	(4.21)%	(6.78)%	(12.70	)%(3)

Total Expenses(2)	1.92	%(3)	2.02%	2.59%	5.11%	7.14%	12.70	%(3)
Total Expenses excluding line of credit related expenses(2)	1.85	%(3)	1.95%	2.37%	4.76%	7.00%	12.70	%(3)

Portfolio turnover	0.00	%(4)	0.00%	0.00%	0.00%	0.00%	0.00	%(4)
Total return(5)	5.79	%(4)	0.38%	31.79%	39.00%	(11.66)%	(4.80	)%(4)

Line of Credit:
Aggregate principal amount, end of period (000s)	$—		$5,100	$—	$3,800	$15,000	N/A
Average borrowings outstanding during the period (000s)	$5,255		$4,402	$12,856	$10,218	$7,375(6)	N/A
Asset coverage, end of period per $1,000(7)	$—		$43,324	$—	$36,815	$3	N/A

*    Commencement of operations.

(1)  Selected data is for a single unit outstanding throughout the period. Per unit calculations were performed using the average units outstanding for the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.

(4)  Not annualized.

(5)   Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period. Total returns shown exclude applicable sales charges.

(6)  Since first borrowing was made on February 5, 2020.

(7)  Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC Notes to Financial Statements (Unaudited) September 30, 2023
1. ORGANIZATION

CPG Vintage Access Fund II, LLC (the “Fund”) was organized as a Delaware limited liability company on May 31, 2018. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 9, 2018. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that were represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during the Fund’s vintage period. Morgan Stanley is not a sponsor, promoter, adviser, or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was November 9, 2018 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offered Units at additional closings, which occurred over a period of nine months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participated in a closing that occurred after the Initial Closing was required to pay a “make-up” amount to the Fund. Such “make-up” payment was calculated by applying an annualized rate of 8.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments were paid to and retained as assets of the Fund. This amount is presented as a component of Net Assets on the Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.

CPG Vintage Access Fund II, LLC Notes to Financial Statements (Unaudited) (Continued) September 30, 2023
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year end of September 30 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ended March 31, 2024, but after the Tax Year ended September 30, 2023, will be reflected in the financial statement footnotes for the fiscal year ended March 31, 2024.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The 2021, 2022 and 2023 Tax Years remain subject to examination by the U.S. taxing authorities. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2023, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions will be evaluated once paid after the Tax Year ended September 30, 2024.

The September 30, 2023 book cost has been adjusted for book/tax basis differences as of the Fund’s last Tax Year end, September 30, 2023. The cost of investments and the net unrealized appreciation and depreciation on investments as of September 30, 2023 are noted below.

Federal tax cost of investments	$172,622,655
Net unrealized appreciation	62,004,614

The tax character of distributions paid during the Tax Year ended September 30, 2023:

2023
Long-term capital gains	$24,885,788

As of September 30, 2023, the components of distributable earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Net unrealized appreciation	62,004,614[a]
Accumulated capital & other losses	(4,841,732)[b]
Total distributable earnings/(loss)	$57,162,882

a    The difference between book basis and tax basis net unrealized depreciation is primarily attributable to the tax treatment of partnerships.

b    At September 30, 2023 the Fund had a qualified late-year ordinary loss deferral of $3,234,940 and post-October capital loss deferral of $1,606,792 which is deemed to arise on October 1, 2022.

CPG Vintage Access Fund II, LLC Notes to Financial Statements (Unaudited) (Continued) September 30, 2023
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Permanent book and tax differences, primarily attributable to net operating loss, resulted in reclassification for the Tax Year ended September 30, 2023 as follows:

Paid in capital	$(927,993)
Total distributable earnings/(deficit)	927,993

Permanent book and tax differences, primarily attributable to net operating loss, resulted in reclassifications for the Tax Year ended September 30, 2023. These reclassifications had no effect on net assets.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividends are recorded on ex-date and interest income and expenses are recorded on an accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in Investment Funds at fair value in accordance with FASB Accounting Standards Codification, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Distribution and Servicing fee: During the offering period (extending nine months from the Initial Closing) of the Fund the Distribution and Servicing fee was charged to paid-in capital as a distribution cost. Thereafter the fee was expensed as incurred.

3.  PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

CPG Vintage Access Fund II, LLC Notes to Financial Statements (Unaudited) (Continued) September 30, 2023
3. PORTFOLIO VALUATION (continued)

The three-tier hierarchy of inputs is summarized below:

•        Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•        Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•        Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient in accordance with ASC 820.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies adopted by the Adviser. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s valuation committee (the “Valuation Committee”) oversees the valuation process of the Fund’s investments. The Valuation Committee meets on a quarterly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

CPG Vintage Access Fund II, LLC Notes to Financial Statements (Unaudited) (Continued) September 30, 2023
3. PORTFOLIO VALUATION (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments	$2,763,077	$—	$—	$2,763,077
Total Investments	$2,763,077	$—	$—	$2,763,077

The Fund held Investment Funds with a fair value of $231,864,192 that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2023. Investments in Investment Funds valued at NAV, as a “practical expedient”, are not required to be included in the fair value hierarchy.

The Fund’s private equity financing stage and private credit with their corresponding unfunded commitments and other attributes, as of September 30, 2023, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$113,330,914	$19,813,784	Up to 10 years	None	N/A	N/A
Growth Equity & Venture Capital	Non-control investments in companies with high growth potential	$43,122,483	$4,892,474	Up to 10 years	None	N/A	N/A
Private Credit	Debt investments made through privately negotiated transactions	$75,410,795	$12,203,576	Up to 10 years	None	N/A	N/A

*   The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions.

The following is a summary of investment strategies of the Investment Funds held by the Fund as of September 30, 2023.

•    Buyout: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions — particularly in the large-cap segment.

•    Growth Equity and Venture Capital: Growth equity and venture strategies typically involve non-control investments in companies with high growth potential that are in need of expansion capital. Venture capital investments typically target newer businesses, often emerging companies, with higher growth potential and risk.

•        Private Credit: Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt, and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), generally focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds, and “rescue” financings. The Fund’s private credit investments may include investments in privately offered business development companies (“BDCs”).

CPG Vintage Access Fund II, LLC Notes to Financial Statements (Unaudited) (Continued) September 30, 2023

4.  RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2023, the Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a quarterly advisory fee at the annual rate of (i) 0.10% of total Commitments for the first 12 months following the Initial Closing, (ii) 0.65% of total Commitments from the one year anniversary of the Initial Closing until the six year anniversary of the Final Closing; (iii) 0.65% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iv) 0.30% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Management Fee”). The Management Fee will be determined and accrued as of the last day of each quarter, and will be prorated for any period of less than a quarter based on the number of days in such period. During the six months ended September 30, 2023, the Adviser earned $727,732 of Management Fees which is included in the Statement of Operations, of which $363,988 was payable on September 30, 2023, and is included in Payable to Adviser in the Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the six months ended September 30, 2023, was $45,000 which is included in Directors’ and Officer fees in the Statement of Operations.

During the six months ended September 30, 2023, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $7,500 which is included in Directors’ and Officer fees in the Statement of Operations.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Delaware Distributors, L.P.

5.  ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the six months ended September 30, 2023, the total administration fees were $241,373 which is included as accounting and administration fees in the Statement of Operations, $966 of which was payable on September 30, 2023, and is included as accounting and administration fees payable in the Statement of Assets and Liabilities as of September 30, 2023.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

During the offering period, the Distribution and Servicing Fee was considered attributable to distribution only and charged to paid-in capital as soon as Units are sold in accordance with guidance outlined in FASB ASC 946-20-25-5 and 946-20-20-20. Following the offering period (i.e., following Final Closing), the Distribution and Servicing fee was considered attributable to

CPG Vintage Access Fund II, LLC Notes to Financial Statements (Unaudited) (Continued) September 30, 2023
5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE (continued)

ongoing distribution-related servicing and recorded quarterly as a liability and an expense on the Fund’s books and records. The fee attributed to distribution during the offering period was charged to each investor at an amount equal for 0.5625% of their Commitment.

Delaware Distributors, L.P. (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to pay third parties including brokers, dealers and certain financial advisors (which may include wealth advisors) and others (collectively, “Sub-Placement Agents”) for the provision of distribution services and services to investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of (i) 0.75% of total Commitments from the Initial Closing until the six year anniversary of the Final Closing, (ii) 0.75% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iii) 0.10% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Distribution and Servicing Fee”). The Distribution and Servicing Fee will be determined and accrued as of the last day of each calendar quarter and will be prorated for any period of less than a quarter based on the number of days in such period. During the six months ended September 30, 2023, the Placement Agent earned $839,691 of Distribution and Servicing Fees which is included on the Statement of Operations. There was $1,115,472 payable at September 30, 2023, which is included in Distribution and Servicing fee payable in the Statement of Assets and Liabilities. The Placement Agent is an affiliate of the Adviser and is an subsidiary of Macquarie Group Limited (“Macquarie”).

6.  INVESTMENTS

For the six months ended September 30, 2023, total capital called by Investment Funds and total proceeds from redemptions or other dispositions of investments amounted to $9,998,864 and $0, respectively. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2023.

7.  CAPITAL CALL AND COMMITMENTS

As of September 30, 2023, the Fund had outstanding unfunded investment commitments to Investment Funds totaling $36,909,835, as described in Note 3. The Fund has total capital committed of $223,917,681 as of September 30, 2023. Since the commencement of operations of the Fund on November 9, 2018, $185,765,925 capital has been called comprising 83% of the total capital committed. The Fund currently has unfunded capital commitments of $38,151,756.

8.  INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.  LINE OF CREDIT

The Fund may borrow money for investment purposes and to pay expenses in advance of, or in addition to, calling capital. The Fund also may borrow money to manage its cash flow needs associated with calling Investor Commitments, satisfying capital calls, managing distributions to investors and paying ongoing expenses. The provisions of the 1940 Act provide that the Fund may borrow in an amount up to 33 1/3% of its total assets (including the proceeds from leverage).

CPG Vintage Access Fund II, LLC Notes to Financial Statements (Unaudited) (Continued) September 30, 2023
9. LINE OF CREDIT (continued)

On February 3, 2021, the Fund, along with other funds managed by the Adviser, collectively entered into a $20,800,000 revolving credit facility with Barclays Bank PLC (“Barclays”), which will expire on January 24, 2025, subject to the restrictions and terms of the credit facility (“Line of Credit”). As of September 30, 2023, the Fund has drawn down $0 on this Line of Credit and the maximum borrowing outstanding during the period was $9,100,000. For borrowing under this Line of Credit, the Fund is charged 2.75% (per annum) plus SOFR (Secured Overnight Financing Rate). The commitment fee on the daily unused loan balance of the line of credit accrues at 0.75% and is included in Line of credit fees on the Statement of Operations. For the six months ended September 30, 2023, the average annualized interest rate charged and the average outstanding loan payable, was as follows:

Average Annualized Interest Rate	7.65%
Average Outstanding Loan Payable	$5,255,405

10.INVESTMENT ADVISER

In the Fund’s annual report for the period ended March 31, 2023, the Fund disclosed that it intended to transfer the Adviser’s investment advisory business to CPG Fund Advisers (“CFA”). Management has determined not to proceed with the transfer at this time.

11. SUBSEQUENT EVENTS

Subsequent events after September 30, 2023 have been evaluated through the date the financial statements were issued.

CPG Vintage Access Fund II, LLC Other Information (Unaudited) September 30, 2023

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the SEC no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

(b)    Not Applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)    Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Roland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Not applicable.

ITEM 13.            EXHIBITS.

(a)(1)	Not applicable to semi-annual reports
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG VINTAGE ACCESS FUND II, LLC
By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)
Date	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)
Date	December 7, 2023
By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)
Date	December 7, 2023

________________________

*        Print the name and title of each signing officer under his or her signature.